Net Periodic Benefit Cost Not Yet Recognized (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost - Gross	$ 1,028	$ 1,197
Actuarial gain - Gross	178,770	186,013
Transition asset - Gross	(8)	(9)
Total - Gross	179,790	187,201
Prior service cost - Net of tax	628	729
Actuarial gain - Net of tax	108,874	113,288
Transition asset - Net of tax	(5)	(5)
Total - Net of tax	109,497	114,012
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service cost - Gross	(4,786)	(7,088)
Actuarial gain - Gross	(5,050)	(4,733)
Total - Gross	(9,836)	(11,821)
Prior service cost - Net of tax	(2,924)	(4,316)
Actuarial gain - Net of tax	(3,086)	(2,883)
Total - Net of tax	$ (6,010)	$ (7,199)